CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues:
Car rental	$ 6,355,205	$ 5,872,905	$ 6,730,349
Equipment rental	1,069,820	1,110,243	1,657,277
Other	137,509	118,359	137,429
Total revenues	7,562,534	7,101,507	8,525,055
Expenses:
Direct operating	4,282,351	4,084,176	4,930,018
Depreciation of revenue earning equipment and lease charges	1,868,147	1,931,358	2,194,164
Selling, general and administrative	664,442	641,003	769,639
Interest expense	726,539	653,661	870,490
Interest and other income, net	(12,310)	(64,437)	(24,761)
Impairment charges			1,168,900
Total expenses	7,529,169	7,245,761	9,908,450
Income (loss) before income taxes	33,365	(144,254)	(1,383,395)
(Provision) benefit for taxes on income	(33,728)	48,398	197,657
Net income (loss)	(363)	(95,856)	(1,185,738)
Less: Net income attributable to noncontrolling interest	(17,383)	(14,679)	(20,786)
Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$ (17,746)	$ (110,535)	$ (1,206,524)